SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended		4 Months Ended
	Mar. 31, 2022	Feb. 24, 2022	May 07, 2022	Apr. 22, 2022	Dec. 31, 2020
Statement [Line Items]
Aggregate Consideration Value		$ 47,500,000
Initial Purchase Consideration		$ 16,000,000.0
Issued Of Common Stock, Shares		9,500,000
Common Shares Exceed Price		$ 5.00
Remaining Acquiring Non Controlling Interest	10.00%
Minority Share Exchange Of Common Shares	30,282
Issued Common Shares				700,000
Other
Statement [Line Items]
Stock Option Grant Date Expire Period	5 years
Stock Option Exercisable	83,333
Stock Option Exercise Price	$ 2.25
Exchange For Base Fees	$ 25,000
Issued Common Shares	111,112
Stock Options Exercised During Period, Shares			511,999
Warrants Exercised During Period, Shares			470,704
Common Stock, Shares Issued During Period In Exchange Of Stock Options And Warrants Exercised			982,703
Flora Beauty LLC
Statement [Line Items]
Remaining Acquiring Non Controlling Interest	10.00%
Minority Share Exchange Of Common Shares	100,000
Stock Option Grant Date Expire Period	5 years
Stock Option Exercisable	50,000
Stock Option Exercise Price	$ 1.70
Issued Common Shares					158,000